Income Taxes - Summary of Current and Deferred Component of Income Tax Expense (Details)	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current income tax expenses	$ 70,976,055	¥ 494,121,097	¥ 285,682,721	¥ 353,218,915
Deferred income tax expenses	18,976,809	132,112,749	(127,952,203)	(97,672,912)
Income tax expenses	$ 89,952,864	¥ 626,233,846	¥ 157,730,518	¥ 255,546,003